Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	$ 595
Charge	(378)	$ (148)
Right of use assets at end of period	1,771	595
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	1,179
Additions	1,556
Modifications	21
Foreign exchange on translation	(2)
Right of use assets at end of period	2,754
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(584)
Charge	(378)
Foreign exchange on translation	(21)
Right of use assets at end of period	(983)
Land & buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at end of period	1,755	542
Land & buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	1,100
Additions	1,556
Modifications	21
Foreign exchange on translation	(2)
Right of use assets at end of period	2,675
Land & buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(558)
Charge	(361)
Foreign exchange on translation	(1)
Right of use assets at end of period	(920)
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at end of period	16	$ 53
IT equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	79
Right of use assets at end of period	79
IT equipment | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(26)
Charge	(17)
Foreign exchange on translation	(20)
Right of use assets at end of period	$ (63)